UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00134

                     ALLIANCEBERNSTEIN BALANCED SHARES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BALANCED SHARES
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)

Company                                                                  Shares        U.S. $ Value
COMMON STOCKS & OTHER INVESTMENTS-70.5%
Finance-17.4%
Banking - Money Centers-3.2%
J.P. Morgan Chase & Co.                                               1,227,868      $   44,878,575
Wachovia Corp.                                                          185,400           9,828,054
                                                                                     ---------------
                                                                                         54,706,629
                                                                                     ---------------
Banking - Regional-2.6%
Bank of America Corp.                                                   777,850          36,286,703
North Fork Bancorporation, Inc.                                         300,600           8,660,286
                                                                                     ---------------
                                                                                         44,946,989
                                                                                     ---------------
Brokerage & Money Management-1.5%
Merrill Lynch & Co., Inc.*                                              301,600          17,667,728
Morgan Stanley                                                          150,000           8,470,500
                                                                                     ---------------
                                                                                         26,138,228
                                                                                     ---------------
Insurance-6.3%
ACE, Ltd. (Bermuda)                                                     622,500          27,676,350
AFLAC, Inc.                                                             239,800           9,191,534
American International Group, Inc.                                      662,700          44,268,360
Axis Capital Holdings, Ltd. (Bermuda)                                   138,500           3,876,615
Metlife, Inc.                                                           259,000          10,629,360
The Allstate Corp.                                                      257,400          13,817,232
                                                                                     ---------------
                                                                                        109,459,451
                                                                                     ---------------
Mortgage Banking-0.7%
Fannie Mae                                                              216,400          12,650,744
                                                                                     ---------------
Miscellaneous-3.1%
Citigroup, Inc.                                                         956,094          45,624,806
MBNA Corp.                                                              349,980           8,878,992
                                                                                     ---------------
                                                                                         54,503,798
                                                                                     ---------------
                                                                                        302,405,839
                                                                                     ---------------
Energy-10.6%
Domestic Integrated-0.8%
Occidental Petroleum Corp.                                              199,000          13,983,730
                                                                                     ---------------
Domestic Producers-0.8%
Noble Energy, Inc.*                                                     212,200          14,353,208
                                                                                     ---------------

International-4.3%
BP Plc (ADR) (United Kingdom)                                           359,700          23,351,724
ChevronTexaco Corp.*                                                    336,400          20,883,712
Exxon Mobil Corp.                                                       477,300          30,217,863
                                                                                     ---------------
                                                                                         74,453,299
                                                                                     ---------------
Oil Service-1.6%
EnCana Corp. (Canada)*                                                  135,100           9,036,839
Halliburton Co.                                                         148,200           6,516,354
Nabors Industries, Ltd. (Barbados)(a)*                                  213,100          12,231,940
                                                                                     ---------------
                                                                                         27,785,133
                                                                                     ---------------
Miscellaneous-3.1%
ConocoPhillips                                                          479,000          53,116,310
                                                                                     ---------------
                                                                                        183,691,680
                                                                                     ---------------
Consumer Services-9.1%
Broadcasting & Cable-6.3%
Clear Channel Communications, Inc.*                                     377,800          12,573,184
Comcast Corp. Cl.A(a)*                                                  307,206           9,999,555
Comcast Corp. Cl.A Special(a)*                                          306,000           9,749,160
News Corp. Cl.A*                                                        450,300           7,492,992
Time Warner, Inc.(a)*                                                 1,165,200          20,076,396
Viacom, Inc. Cl.B                                                     1,274,900          44,494,010
Westwood One, Inc.(a)                                                   260,600           5,691,504
                                                                                     ---------------
                                                                                        110,076,801
                                                                                     ---------------
Entertainment & Leisure-0.7%
Carnival Corp. (Panama)                                                 151,700           8,249,446
Harley-Davidson, Inc.                                                    64,000           3,960,320
                                                                                     ---------------
                                                                                         12,209,766
                                                                                     ---------------
Restaurants & Lodging-0.5%
Wendy's International, Inc.                                             219,900           8,323,215
                                                                                     ---------------
Retail - General Merchandise-1.6%
The Home Depot, Inc.                                                    689,500          27,593,790
                                                                                     ---------------
                                                                                        158,203,572
                                                                                     ---------------
Health Care-6.7%
Biotechnology-0.4%
Applera Corp. - Applied Biosystem Group                                 291,700           5,991,518
                                                                                     ---------------
Drugs-0.5%
Pfizer, Inc.                                                            297,200           7,813,388
                                                                                     ---------------
Medical Products-1.9%
Beckman Coulter, Inc.                                                   123,900           8,728,755
Boston Scientific Corp.(a)                                              763,700          24,942,442
                                                                                     ---------------
                                                                                         33,671,197
                                                                                     ---------------

Medical Services-3.9%
Caremark Rx, Inc.(a)                                                    290,500          11,120,340
Health Management Associates, Inc. Cl.A                                 276,300           6,346,611
UnitedHealth Group, Inc.                                                154,300          14,065,988
WellPoint, Inc.(a)                                                      301,600          36,813,296
                                                                                     ---------------
                                                                                         68,346,235
                                                                                     ---------------
                                                                                        115,822,338
                                                                                     ---------------
Capital Goods-6.3%
Electrical Equipment-1.1%
Emerson Electric Co.                                                    141,300           9,371,016
Johnson Controls, Inc.                                                  171,400          10,129,740
                                                                                     ---------------
                                                                                         19,500,756
                                                                                     ---------------
Machinery-1.5%
Ingersoll-Rand Co. Cl.A (Bermuda)                                       202,900          17,094,325
PACCAR, Inc.                                                            123,000           9,256,980
                                                                                     ---------------
                                                                                         26,351,305
                                                                                     ---------------
Miscellaneous-3.7%
General Electric Co.                                                  1,342,200          47,245,440
United Technologies Corp.                                               170,600          17,039,528
                                                                                     ---------------
                                                                                         64,284,968
                                                                                     ---------------
                                                                                        110,137,029
                                                                                     ---------------
Consumer Staples-5.2%
Beverages-0.4%
PepsiCo, Inc.                                                           125,100           6,737,886
                                                                                     ---------------
Cosmetics-1.6%
Avon Products, Inc.*                                                    654,780          28,004,941
                                                                                     ---------------
Food-0.4%
Dean Foods Co.(a)                                                       210,200           7,262,410
                                                                                     ---------------
Household Products-0.7%
The Procter & Gamble Co.*                                               221,100          11,738,199
                                                                                     ---------------
Tobacco-1.8%
Altria Group, Inc.*                                                     490,000          32,168,500
                                                                                     ---------------
Miscellaneous-0.3%
Fortune Brands, Inc.                                                     65,200           5,281,200
                                                                                     ---------------
                                                                                         91,193,136
                                                                                     ---------------
Technology-4.5%
Communication Equipment-0.3%
Corning, Inc.(a)*                                                       517,200           5,932,284
                                                                                     ---------------
Computer Hardware/Storage-1.6%
EMC Corp.(a)                                                            443,800           5,618,508
Hewlett-Packard Co.                                                     481,700          10,019,360
International Business Machines Corp.                                   121,800          11,276,244
                                                                                     ---------------
                                                                                         26,914,112
                                                                                     ---------------

Semi-Conductor Components-0.2%
Maxim Integrated Products, Inc.                                          71,900           3,093,138
                                                                                     ---------------
Software-2.4%
Microsoft Corp.                                                       1,653,700          41,640,166
                                                                                     ---------------
                                                                                         77,579,700
                                                                                     ---------------
Utilities-3.6%
Electric & Gas Utility-1.9%
Entergy Corp.                                                           164,000          11,335,680
Exelon Corp.                                                            302,400          13,716,864
PPL Corp.                                                               140,300           7,651,962
                                                                                     ---------------
                                                                                         32,704,506
                                                                                     ---------------
Telephone Utility-1.7%
BellSouth Corp.*                                                        344,700           8,893,260
Sprint Corp.                                                            456,600          10,812,288
Verizon Communications, Inc.*                                           281,500          10,125,555
                                                                                     ---------------
                                                                                         29,831,103
                                                                                     ---------------
                                                                                         62,535,609
                                                                                     ---------------
Transportation-2.6%
Railroad-2.6%
Burlington Northern Santa Fe Corp.                                      461,400          23,194,578
Union Pacific Corp.                                                     344,100          21,833,145
                                                                                     ---------------
                                                                                         45,027,723
                                                                                     ---------------
Consumer Manufacturing-2.4%
Building & Related-1.3%
American Standard Cos., Inc.                                            442,800          20,280,240
Mohawk Industries, Inc.(a)                                               23,200           2,081,968
                                                                                     ---------------
                                                                                         22,362,208
                                                                                     ---------------
Multi-Industry Companies-1.1%
3M Co.                                                                  129,800          10,895,412
Tyco International, Ltd.                                                237,097           7,938,008
                                                                                     ---------------
                                                                                         18,833,420
                                                                                     ---------------
                                                                                         41,195,628
                                                                                     ---------------
Basic Industry-1.6%
Chemicals-1.3%
Air Products & Chemicals, Inc.                                          192,100          12,029,302
E.I. du Pont de Nemours & Co.                                           213,700          11,390,210
                                                                                     ---------------
                                                                                         23,419,512
                                                                                     ---------------
Mining & Metals-0.3%
Alcoa, Inc.                                                             162,000           5,203,440
                                                                                     ---------------
                                                                                         28,622,952
                                                                                     ---------------
Aerospace & Defense-0.5%
Aerospace-0.5%
Northrop Grumman Corp.                                                  179,400           9,490,260
                                                                                     ---------------

Total Common Stocks & Other Investments
(cost $947,157,431)                                                                   1,225,905,466
                                                                                     ---------------

                                                                      Principal
                                                                         Amount
                                                                          (000)
DEBT OBLIGATIONS-24.6%
U.S. Government & Government Sponsored Agency Obligations-17.4%
Federal National Mortgage Association
6.625%, 10/15/07*                                                     $  12,000      $   12,802,248
U.S. Treasury Bonds
5.375%, 2/15/31 *                                                        25,700          28,257,947
8.125%, 8/15/19                                                           3,815           5,196,297
9.875%, 11/15/15                                                          1,000           1,460,469
11.25%, 2/15/15 *                                                         9,000          13,952,808
U.S. Treasury Notes
1.875%, 12/31/05 *                                                       18,000          17,806,644
2.00%, 8/31/05 *                                                         82,000          81,612,386
3.00%, 11/15/07 - 2/15/09 *                                              19,425          19,021,068
3.125%, 4/15/09                                                           4,625           4,487,152
3.25%, 8/15/08 *                                                         10,000           9,815,620
3.625%, 5/15/13 *                                                         3,675           3,518,526
4.00%, 11/15/12 - 2/15/14 *                                              33,035          32,454,022
4.25%, 8/15/13 - 11/15/14 *                                              26,050          25,872,862
5.00%, 2/15/11 *                                                          1,055           1,105,030
5.625%, 5/15/08 *                                                        14,715          15,524,899
6.00%, 8/15/09                                                            4,410           4,776,409
6.125%, 8/15/07 *                                                        23,395          24,736,563
                                                                                     ---------------
Total U.S. Government & Government Sponsored Agency Obligations
(cost $298,480,924)                                                                     302,400,950
                                                                                     ---------------
Corporate Debt Obligations-6.6%
Banking-1.3%
ABN Amro
6.523%, 11/08/12(b)                                                       1,000           1,098,187
Barclays Bank Plc (United Kingdom)
8.55%, 6/15/11(b)                                                         1,000           1,204,472
BB&T Corp.
6.50%, 8/01/11                                                            1,000           1,099,038
Capital One Bank
6.50%, 6/13/13                                                            1,600           1,738,762
Chase Manhattan Corp.
7.00%, 11/15/09                                                           1,000           1,095,891
DBS Group Holdings, Ltd.
7.125%, 5/15/11(b)                                                        1,500           1,684,539
Dresdner Funding Trust I
8.151%, 6/30/31(b)                                                          850           1,081,317
HBOS Plc (United Kingdom)
5.375%, 11/01/13(b)                                                       1,250           1,282,679
HSBC Bank USA
5.875%, 11/01/34                                                          2,500           2,583,842
Ing Capital Funding Trust III
8.439%, 12/29/49                                                          1,000           1,183,186

Northern Rock Plc (United Kingdom)
5.60%, 4/30/49(b)                                                         1,200           1,226,776
Royal Bank of Scotland Group Plc (United Kingdom)
7.648%, 8/31/49                                                           1,000           1,239,828
Sanwa Bank, Ltd.
7.40%, 6/15/11                                                              800             905,882
SB Treasury Co., Llc
9.40%, 6/30/08(b)                                                         2,008           2,288,588
The Chuo Mitsui Trust & Banking Co., Ltd. (Japan)
5.506%, 4/15/15(b)                                                        1,200           1,176,922
UFJ Finance Aruba AEC (Aruba)
6.75%, 7/15/13                                                              800             887,203
                                                                                     ---------------
                                                                                         21,777,112
                                                                                     ---------------
Broadcasting/Media-0.2%
News America Holdings
9.25%, 2/01/13                                                              500             637,030
News America, Inc.
5.30%, 12/15/14(b)                                                          500             503,308
Time Warner, Inc.
6.875%, 5/01/12                                                           1,000           1,120,616
WPP Finance Corp. (United Kingdom)
5.875%, 6/15/14(b)*                                                       1,000           1,044,622
                                                                                     ---------------
                                                                                          3,305,576
                                                                                     ---------------
Building/Real Estate-0.3%
CRH America, Inc.
6.40%, 10/15/33                                                           1,200           1,321,391
6.95%, 3/15/12                                                              750             843,490
EOP Operating LP
5.875%, 1/15/13                                                             225             235,391
7.875%, 7/15/31                                                           1,000           1,234,257
iStar Financial, Inc.
5.70%, 3/01/14                                                              900             914,540
                                                                                     ---------------
                                                                                          4,549,069
                                                                                     ---------------
Cable-0.1%
British Sky Broadcasting Group Plc
8.20%, 7/15/09                                                              350             398,192
Comcast Corp.
7.05%, 3/15/33                                                              500             581,640
                                                                                     ---------------
                                                                                            979,832
                                                                                     ---------------
Chemicals-0.1%
Eastman Chemical Co.
7.25%, 1/15/24                                                              800             946,250
                                                                                     ---------------
Communications-0.1%
Sprint Capital Corp.
6.875%, 11/15/28                                                          2,000           2,206,876
TPSA Finance BV (Netherlands)
7.75%, 12/10/08                                                             200             222,400
                                                                                     ---------------
                                                                                          2,429,276
                                                                                     ---------------
Communications - Fixed-0.1%
British Telecommunications Plc (United Kingdom)
8.875%, 12/15/30                                                            850           1,161,821
GTE Northwest, Inc.
5.55%, 10/15/08                                                             800             818,459
                                                                                     ---------------
                                                                                          1,980,280
                                                                                     ---------------

Communications - Mobile-0.2%
America Movil S.A de C.V. (Mexico)
5.50%, 3/01/14                                                              550             547,687
AT&T Wireless Services, Inc.
8.75%, 3/01/31                                                            1,250           1,700,305
TELUS Corp. (Canada)
7.50%, 6/01/07                                                              800             855,927
                                                                                     ---------------
                                                                                          3,103,919
                                                                                     ---------------
Conglomerate/Miscellaneous-0.0%
Hutchison Whampoa International, Ltd (Cayman Islands)
7.45%, 11/24/33(b)                                                          500             578,277
                                                                                     ---------------
Containers-0.1%
Packaging Corp. of America
4.375%, 8/01/08                                                           1,800           1,783,937
                                                                                     ---------------
Electric & Gas Utility-0.1%
First Energy Corp.
7.375%, 11/15/31                                                          2,000           2,349,448
                                                                                     ---------------
Energy-0.3%
Devon Financing Corp.
7.875%, 9/30/31                                                             700             897,859
Enterprise Products Operating L.P.
5.60%, 10/15/14(b)                                                          850             868,955
Kerr-Mcgee Corp.
7.875%, 9/15/31                                                           1,175           1,451,054
Petronas Capital, Ltd.
7.00%, 5/22/12(b)                                                           850             956,863
Valero Energy Corp
4.75%, 6/15/13                                                            1,000             987,302
XTO Energy, Inc.
7.50%, 4/15/12                                                              400             462,791
                                                                                     ---------------
                                                                                          5,624,824
                                                                                     ---------------
Financial-1.0%
CIT Group, Inc.
7.375%, 4/02/07                                                           2,000           2,131,262
Countrywide Funding Corp.
4.25%, 12/19/07                                                           1,500           1,499,080
Ford Motor Credit Co.
4.95%, 1/15/08                                                            1,250           1,237,324
7.00%, 10/01/13 *                                                           800             821,927
7.375%, 2/01/11                                                           2,350           2,458,838

General Electric Capital Corp.
5.00%, 6/15/07 *                                                          1,500           1,531,429
5.875%, 2/15/12                                                           1,250           1,338,773
Goldman Sachs Capital Trust I
6.345%, 2/15/34                                                           1,450           1,536,897
Goldman Sachs Group, Inc.
6.65%, 5/15/09                                                              800             868,249
Household Finance Corp.
5.75%, 1/30/07                                                              800             825,901
6.50%, 1/24/06                                                              425             436,006
iStar Financial, Inc.
6.00%, 12/15/10                                                             800             832,277
Lehman Brothers Holdings, Inc.
7.875%, 8/15/10                                                             850             981,506
Merrill Lynch & Co., Inc.
6.00%, 2/17/09                                                            1,000           1,058,317
                                                                                     ---------------
                                                                                         17,557,786
                                                                                     ---------------
Food/Beverage-0.1%
Kellogg Co. Series B
6.60%, 4/01/11                                                              700             773,585
Kraft Foods, Inc.
5.25%, 10/01/13*                                                          1,200           1,232,460
                                                                                     ---------------
                                                                                          2,006,045
                                                                                     ---------------
Industrial-0.5%
Continental Cablevision, Inc.
9.00%, 9/01/08                                                              500             572,268
Ford Motor Credit Co.
7.875%, 6/15/10                                                             400             427,000
General Motors Acceptance Corp.
6.125%, 8/28/07                                                           3,500           3,564,197
8.00%, 11/01/31                                                              67              67,209
General Motors Corp.
7.20%, 1/15/11                                                              750             744,697
Inco, Ltd (Canada)
7.75%, 5/15/12                                                              800             938,562
Tyco International Group, SA
6.375%, 2/15/06 - 10/15/11                                                 1020           1,096,943
Waste Management, Inc.
6.375%, 11/15/12                                                            675             737,789
                                                                                     ---------------
                                                                                          8,148,665
                                                                                     ---------------
Insurance-0.4%
Liberty Mutual Group
5.75%, 3/15/14(b)                                                         1,600           1,601,075
North Front PassThrough Trust
5.81%, 12/15/24(b)                                                        2,213           2,239,074
Royal & Sun Alliance Insurance Group Plc (United Kingdom)
8.95%, 10/15/29*                                                          1,392           1,841,588
Zurich Capital Trust I
8.376%, 6/01/37(b)                                                        1,950           2,128,994
                                                                                     ---------------
                                                                                          7,810,731
                                                                                     ---------------
Non-Air Transportation-0.1%
CSX Corp.
5.50%, 8/01/13                                                              400             414,688
6.75%, 3/15/11                                                            1,400           1,548,980
                                                                                     ---------------
                                                                                          1,963,668
                                                                                     ---------------
Paper/Packaging-0.0%
Domtar, Inc. (Canada)
7.875%, 10/15/11                                                            750             850,723
                                                                                     ---------------

Petroleum Products-0.2%
Amerada Hess Corp.
7.30%, 8/15/31                                                            1,650           1,930,117
Tengizchevroil Finance Co. (Luxembourg)
6.124%, 11/15/14(b)                                                         800             811,000
                                                                                     ---------------
                                                                                          2,741,117
                                                                                     ---------------
Public Utilities - Electric & Gas-0.7%
American Electric Power Co., Inc. Series C
5.375%, 3/15/10                                                           1,200           1,238,895
CenterPoint Energy Resources Corp. Series B
7.875%, 4/01/13                                                           2,300           2,714,948
Consumers Energy Co.
5.375%, 4/15/13                                                             850             871,060
Dominion Resources Capital Trust III
8.40%, 1/15/31                                                              800           1,024,396
Nisource Finance Corp.
7.875%, 11/15/10                                                          1,000           1,155,773
Progress Energy, Inc.
5.85%, 10/30/08                                                           1,700           1,776,794
Texas Eastern Transmission Corp.
7.30%, 12/01/10                                                           1,700           1,919,587
Xcel Energy, Inc.
7.00%, 12/01/10                                                             775             860,665
Yorkshire Power Finance Ltd Series B (Cayman Islands)
6.496%, 2/25/08                                                             750             779,646
                                                                                     ---------------
                                                                                         12,341,764
                                                                                     ---------------
Public Utilities - Telephone-0.4%
BellSouth Corp.
5.20%, 9/15/14                                                            1,000           1,014,318
CenturyTel, Inc.
5.00%, 2/15/15                                                              800             772,070
SBC Communications, Inc.
6.45%, 6/15/34                                                            2,250           2,418,966
Telecom Italia Capital (Luxembourg)
4.00%, 11/15/08                                                           1,000             982,911
Telefonos de Mexico S.A. de C.V. (Mexico)
4.75%, 1/27/10(b)                                                         1,175           1,167,855
                                                                                     ---------------
                                                                                          6,356,120
                                                                                     ---------------

Supermarket/Drug-0.2%
Safeway, Inc.
4.95%, 8/16/10                                                            2,000           2,010,160
5.80%, 8/15/12                                                            1,240           1,294,520
                                                                                     ---------------
                                                                                          3,304,680
                                                                                     ---------------
Technology-0.1%
Motorola, Inc.
7.625%, 11/15/10                                                          1,900           2,162,979
                                                                                     ---------------
Total Corporate Debt Obligations
(cost $109,250,945)                                                                     114,652,078
                                                                                     ---------------
Sovereign-0.4%
Korea Development Bank
5.75%, 9/10/13                                                              800             833,176
Republic of South Africa
7.375%, 4/25/12                                                           3,000           3,412,500
United Mexican States
6.375%, 1/16/13                                                           2,300           2,432,250
                                                                                     ---------------
Total Soverign
(cost $6,064,640)                                                                         6,677,926
                                                                                     ---------------
Municipal Obligation-0.1%
Dallas-Fort Worth Texas International
7.07%, 11/01/24
(cost $2,046,974)                                                         2,000           2,182,100
                                                                                     ---------------
Yankee Bonds-0.1%
Imperial Tobacco Overseas BV (Netherlands)
7.125%, 4/01/09
(cost $1,126,440)                                                         1,000           1,083,206
                                                                                     ---------------
Total Debt Obligations
(cost $416,969,923)                                                                     426,996,260
                                                                                     ---------------

                                                                         Shares               Value
Preferred Stocks-0.8%
Automotive-0.2%
Ford Motor Co. Capital Trust II                                          60,000           2,982,000
                                                                                     ---------------
Banking-0.3%
Abbey National Capital Trust I (United Kingdom)
8.963%, 6/30/30                                                             875           1,252,497
Fuji JGB Investment
9.87%, 6/30/08(b)*                                                        2,000           2,306,700
Royal Bank of Scotland Group Plc (United Kingdom)
5.75%, 9/30/09                                                               50           1,237,500
UBS Preferred Funding Trust II
7.247%, 6/26/11                                                           1,000           1,137,146
                                                                                     ---------------
                                                                                          5,933,843
                                                                                     ---------------

Communications-0.1%
Centaur Funding Corp. (Cayman Islands)
9.08%, 4/21/20(b)                                                             1           1,593,924
                                                                                     ---------------
Financial-0.0%
Rabobank Capital Fund II.
5.26%, 12/31/13(b)                                                        1,100           1,114,822
                                                                                     ---------------
Insurance-0.1%
Mangrove Bay PassThru Trust
6.102%, 7/15/33(b)                                                        1,600           1,606,304
                                                                                     ---------------
Public Utilities - Electric & Gas-0.1%
DTE Energy Trust I                                                       60,000           1,584,000
                                                                                     ---------------
Total Preferred Stocks
(cost $14,154,402)                                                                       14,814,893
                                                                                     ---------------

                                                                      Shares or
                                                                      Principal
                                                                         Amount
                                                                           (000)       U.S. $ Value
SHORT-TERM INVESTMENT-3.8%
Time Deposit-3.8%
State Street Euro Dollar
1.85%, 3/01/05
(amortized cost $65,525,000)                                          $  65,525      $   65,525,000
                                                                                     ---------------
Total Investments Before Security Lending Collatreral - 99.7%
(cost $1,443,806,756)                                                                 1,733,241,619
                                                                                     ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-23.7%
Short-Term Investments
Aspen Funding 2.60%, 3/01/05                                            104,200         104,192,114
Britannia 2.55%, 3/17/05                                                 20,000          19,960,489
Federal Home Loan Bank 1.27%-1.44%, 3/8/05-4/26/05                       35,000          35,000,000
Goldman Sachs 2.66%, 7/15/05                                             50,000          50,000,000
Gotham Funding 2.54%-2.56%, 3/01/05-3/17/05                              55,000          54,903,458
Morgan Stanley 2.64%, 6/07/05-9/09/05                                   100,000         100,000,000
Sheffield Recievables 2.55%, 3/15/05                                     41,375          41,293,262
U.S. Bank 2.31%, 3/11/05                                                  5,400           5,426,010

UBS Private Money Market Fund, LLC 2.43%                              2,120,888           2,120,888
                                                                                     ---------------
Total INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(amortized cost $412,896,221)                                                           412,896,221
                                                                                     ---------------
Total Investments-123.4%
(cost $1,856,702,977)                                                                $2,146,137,840
Other assets less liabilities-(23.4%)                                                  (407,417,094)
                                                                                     ---------------
Net Assets-100%                                                                      $1,738,720,746
                                                                                     ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $29,565,253 or 1.7% of net assets.

      Glossary:

      ADR - American Depositary Receipt.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT
         -----------      ----------------------

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005